Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	$ 1,094,326	$ 1,045,488
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,080,458	1,043,293
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	209,858	223,329
Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	19,649	18,903
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	83,656	118,301
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	41,552	43,959
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	653,846	579,967
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	71,897	58,835
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	13,868	2,195
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,062,771	1,018,102
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,048,903	1,015,906
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	209,606	223,201
Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	19,525	18,704
Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	83,656	118,301
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	41,552	43,959
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	624,137	553,532
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	70,427	58,209
Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	26,546	22,697
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	26,546	22,697
Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	21	13
Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	124	198
Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	25,155	22,049
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,247	436
Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	4,167	3,743
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	4,167	3,743
Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	3,947	3,565
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	220	178
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	841	946
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	841	946
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	231	114
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	607	820
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	3	12
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,097,036	1,047,675
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,083,168	1,045,479
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	209,939	223,375
Gross carrying amount | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	19,663	18,938
Gross carrying amount | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	83,657	118,303
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	41,552	43,959
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	656,336	581,944
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	72,021	58,959
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	13,868	2,195
Gross carrying amount | 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	280,913	329,862
Gross carrying amount | 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	279,765	328,469
Gross carrying amount | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	209,251	222,735
Gross carrying amount | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	63	156
Gross carrying amount | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	29,077	67,467
Gross carrying amount | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	11,655	10,166
Gross carrying amount | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	11,484	1,868
Gross carrying amount | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	18,235	26,078
Gross carrying amount | 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,148	1,393
Gross carrying amount | 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	368,076	335,490
Gross carrying amount | 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	355,486	334,788
Gross carrying amount | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	24	442
Gross carrying amount | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	12,380	15,238
Gross carrying amount | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	27,613	17,033
Gross carrying amount | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	13,495	19,998
Gross carrying amount | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	261,921	261,017
Gross carrying amount | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	40,053	21,060
Gross carrying amount | 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	12,590	702
Gross carrying amount | 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	207,501	188,646
Gross carrying amount | 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	207,491	188,646
Gross carrying amount | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	28	24
Gross carrying amount | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	2,400	2,409
Gross carrying amount | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	12,827	6,361
Gross carrying amount | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	9,248	7,794
Gross carrying amount | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	180,185	169,139
Gross carrying amount | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	2,803	2,920
Gross carrying amount | 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	9	0
Gross carrying amount | 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	181,877	146,435
Gross carrying amount | 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	181,765	146,334
Gross carrying amount | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	303	0
Gross carrying amount | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	3,889	809
Gross carrying amount | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	13,131	26,097
Gross carrying amount | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	6,950	5,893
Gross carrying amount | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	148,949	106,577
Gross carrying amount | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	8,542	6,958
Gross carrying amount | 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	113	101
Gross carrying amount | 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	51,659	41,267
Gross carrying amount | 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	51,651	41,267
Gross carrying amount | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	50	174
Gross carrying amount | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	932	326
Gross carrying amount | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,009	1,345
Gross carrying amount | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	204	109
Gross carrying amount | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	47,377	37,652
Gross carrying amount | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	2,079	1,661
Gross carrying amount | 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	8	0
Gross carrying amount | Credit-impaired (defaulted) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	7,010	5,974
Gross carrying amount | Credit-impaired (defaulted) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	7,010	5,974
Gross carrying amount | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	283	0
Gross carrying amount | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	6,419	5,692
Gross carrying amount | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	309	282
Gross carrying amount | Credit-impaired (defaulted) | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	209,606	223,201
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	19,534	18,705
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	83,657	118,303
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	41,552	43,959
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	624,490	553,808
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	70,457	58,233
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	209,251	222,735
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	63	156
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	29,077	67,467
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	11,655	10,166
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	11,292	1,868
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	18,234	26,078
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	24	442
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	12,378	15,206
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	27,613	17,033
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	13,495	19,998
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	259,203	259,251
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	39,974	21,030
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	28	24
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	2,368	2,331
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	12,827	6,361
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	9,248	7,794
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	174,090	165,762
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	2,697	2,893
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	303	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	3,881	791
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	13,131	26,097
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	6,950	5,893
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	139,208	98,176
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	8,092	6,820
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	844	221
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,009	1,345
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	204	109
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	40,696	28,752
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,459	1,413
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	50	35
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	129	203
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	25,425	22,373
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1,256	444
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	192	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	2	32
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	2,717	1,754
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	79	30
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	31	78
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	6,096	3,373
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	106	27
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	8	18
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	9,741	8,375
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	451	139
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	50	35
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	88	75
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	6,680	8,870
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	620	247
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	5,577	4,699
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	306	262
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	5,577	4,699
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	306	262
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	283	140
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	30
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	844	1,064
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	3	20
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	11
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	5
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	25
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	140
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	30
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	1	30
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	283	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	842	992
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	2	20
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(2,711)	(2,187)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(2,711)	(2,187)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(81)	(47)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(14)	(36)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(1)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(2,490)	(1,978)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(124)	(125)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(392)	(304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(392)	(304)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(9)	(1)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(1)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(353)	(276)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(29)	(25)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(314)	(357)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(314)	(357)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(29)	(21)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(5)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(271)	(323)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(9)	(7)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(1,715)	(1,218)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(1,715)	(1,218)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(1,629)	(1,134)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(86)	(84)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(289)	(307)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(289)	(307)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(52)	(25)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	(30)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	(237)	(244)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Carrying amount	$ 0	$ (8)